Risk concentrations (Details) - Sales revenue - Oil and natural gas	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk concentrations
Percentage of wells operated by third-party operating partners	100.00%
Operator 2
Risk concentrations
Concentration risk (as a percent)		78.00%